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                                              Rule 497(d)
                                              Reg. No. 333-01725



                       National Municipal Trust Series 185


                Supplement to Prospectus dated July 2, 2001

Effective July 1, 2001, Prudential Investment Management Services LLC has replaced Prudential Securities Incorporated as Sponsor of the Trust.